                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketfield Asset Management, LLC
Address: 292 Madison Avenue, 14th Floor
         New York, New York 10017

Form 13F File Number: 28-13651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael C. Aronstein
Title: President
Phone: 212-514-2357

Signature, Place, and Date of Signing:

/s/ Michael C. Aronstein       New York, New York          November 14, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       54

Form 13F Information Table Value Total: $712,639 (thousands)

List of Other Included Managers: NONE

                                    FORM 13F
                                INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                                                          VALUE   SHRS OR                  INVEST OTHER --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  SH/PRN PUT/CALL  DISCR  MGRS   SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- ------ -------- ------ ----- -------- ------ ----
AMAZON COM INC               COM              023135106    22164    102500   SH             Sole          102500
APACHE CORP                  COM              037411105    15366    191500   SH             Sole          191500
AT&T INC                     COM              00206R102    11850    415500   SH             Sole          415500
BAKER HUGHES INC             COM              057224107    12737    276000   SH             Sole          276000
BUFFALO WILD WINGS INC       COM              119848109    10166    170000   SH             Sole          170000
CARPENTER TECHNOLOGY CORP    COM              144285103    15402    343100   SH             Sole          343100
CBS CORP NEW                 CL B             124857202     4586    225000   SH             Sole          225000
CHIPOTLE MEXICAN GRILL INC   COM              169656105     4847     16000   SH             Sole           16000
C H ROBINSON WORLDWIDE INC   COM NEW          12541W209    14481    211500   SH             Sole          211500
COCA COLA CO                 COM              191216100    13242    196000   SH             Sole          196000
COLGATE PALMOLIVE CO         COM              194162103    21328    240500   SH             Sole          240500
CONTINENTAL RESOURCES INC    COM              212015101     8707    180000   SH             Sole          180000
CONOCOPHILLIPS               COM              20825C104    10195    161000   SH             Sole          161000
COSTCO WHSL CORP NEW         COM              22160K105    28212    343500   SH             Sole          343500
CUMMINS INC                  COM              231021106     9023    110500   SH             Sole          110500
D R HORTON INC               COM              23331A109     8868    981000   SH             Sole          981000
EATON CORP                   COM              278058102     2130     60000   SH             Sole           60000
EBAY INC                     COM              278642103    12017    407500   SH             Sole          407500
FASTENAL CO                  COM              311900104    11382    342000   SH             Sole          342000
FEDEX CORP                   COM              31428X106    12555    185500   SH             Sole          185500
FIRSTSERVICE CORP            SUB VTG SH       33761N109     4922    191376   SH             Sole          191376
GARDNER DENVER INC           COM              365558105    10708    168500   SH             Sole          168500
GOOGLE INC                   CL A             38259P508    22404     43500   SH             Sole           43500
GRAINGER W W INC             COM              384802104    24973    167000   SH             Sole          167000
GREEN MTN COFFEE ROASTERS IN COM              393122106     4833     52000   SH             Sole           52000
HALLIBURTON CO               COM              406216101     9263    303500   SH             Sole          303500
HEINZ H J CO                 COM              423074103    19334    383000   SH             Sole          383000
HERSHEY CO                   COM              427866108    21978    371000   SH             Sole          371000
HUNT J B TRANS SVCS INC      COM              445658107     8416    233000   SH             Sole          233000
INTERNATIONAL BUSINESS MACHS COM              459200101    21946    125500   SH             Sole          125500
ISHARES TR                   DJ HOME CONSTN   464288752     7339    820000   SH             Sole          820000
LANDSTAR SYS INC             COM              515098101    10187    257500   SH             Sole          257500
LULULEMON ATHLETICA INC      COM              550021109     4869    100000   SH             Sole          100000
MCDONALDS CORP               COM              580135101    25029    285000   SH             Sole          285000
NATIONAL OILWELL VARCO INC   COM              637071101    10833    211500   SH             Sole          211500
NEWMONT MINING CORP          COM              651639106    18916    300500   SH             Sole          300500
NORDSTROM INC                COM              655664100    15965    349500   SH             Sole          349500
NORFOLK SOUTHERN CORP        COM              655844108    16475    270000   SH             Sole          270000

OLD DOMINION FGHT LINES INC  COM              679580100    11284    389500   SH             Sole          389500
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104     2992     57000   SH     CALL    Sole           57000
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104      525     10000   SH     CALL    Sole           10000
PRECISION CASTPARTS CORP     COM              740189105    11893     76500   SH             Sole           76500
PRICELINE COM INC            COM NEW          741503403    18877     42000   SH             Sole           42000
RAYONIER INC                 COM              754907103    10743    292000   SH             Sole          292000
ROSS STORES INC              COM              778296103    16997    216000   SH             Sole          216000
SCHLUMBERGER LTD             COM              806857108    10990    184000   SH             Sole          184000
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714    19597    424000   SH             Sole          424000
TERADATA CORP DEL            COM              88076W103    18789    351000   SH             Sole          351000
TJX COS INC NEW              COM              872540109    17612    319000   SH             Sole          319000
TOLL BROTHERS INC            COM              889478103    10022    694500   SH             Sole          694500
TRACTOR SUPPLY CO            COM              892356106    16289    260500   SH             Sole          260500
UNION PAC CORP               COM              907818108    17151    210000   SH             Sole          210000
WHOLE FOODS MKT INC          COM              966837106    15805    242000   SH             Sole          242000
ZILLOW INC                   CL A             98954A107     5426    198400   SH             Sole          198400